Taxes - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate (as a percent)		20.20%	22.50%	9.30%
Average effective tax rate (as a percent)		(17.10%)	27.60%	10.00%
Discrete tax benefit - deferred		$ 263
Discrete tax benefit - current		$ 36
Effect of current year taxes			$ 64
Minimum | Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate effect from change in tax rate (as a percent)	1.00%
Maximum | Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate effect from change in tax rate (as a percent)	2.00%